Share of Associates and Joint Ventures' Profit (Loss) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of associates [line items]
Net interest received (paid)	$ 8	$ 9	$ 17
Profit (loss) before taxation	181	86	278
Taxation	(65)	(43)	(128)
Profit (loss) after taxation	116	43	150
Share of associates and joint ventures' profit (loss)	78	40	122
Associates
Disclosure of associates [line items]
Net impairment reversal of investments in associates	10	8	15
Joint ventures
Disclosure of associates [line items]
Net impairment reversal of investments in joint ventures	6	2	14
Joint ventures | Associates
Disclosure of associates [line items]
Revenue	297	286	582
Operating costs, special items and other expenses	(227)	(259)	(472)
Net interest received (paid)	5	4	(8)
Profit (loss) before taxation	75	31	102
Taxation	(13)	(1)	(9)
Profit (loss) after taxation	62	30	93
Share of associates and joint ventures' profit (loss)	$ 78	$ 40	$ 122